Shareholders' Equity	12 Months Ended
Dec. 31, 2018
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Shareholders' Equity
21.	Shareholders’ Equity

i.	Common Shares

At December 31, 2017 and 2018, the Company had 31,557,785 of common shares, respectively, with a par value of US$0.0033 issued and outstanding, respectively. All common shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends and to one vote per share at general meetings of the Company. The Company has not declared a dividend for the years ended December 31, 2016, 2017, and 2018.

ii.	Treasury Shares

All rights attached to the Company’s common shares held by the Company (i.e. treasury shares) are suspended until those shares are reissued. During 2016, the Company’s board of directors approved the repurchase of 7,320 of its own common shares.

A summary of treasury shares activities during the years ended December 31, 2016, 2017 and 2018 is set forth in the following table:

	No . Shares	Share Capital
		BRL		USD
Balance at January 1, 2016	15,331	R$	925
Repurchased	7,320		608

Balance at December 31, 2016	22,651	R$	1,533
Repurchased	—		—

Balance at December 31, 2017	22,651		1,533	US$	396
Repurchased	0		0		0

Balance at December 31, 2018	22,651	R$	1,533	US$	396